OTHER CURRENT ASSETS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
OTHER CURRENT ASSETS

NOTE 4 – OTHER CURRENT ASSETS

The Other Assets comprise of the following as of March 31, 2012 and June 30, 2011:

	March 31, 2012	June 30, 2011
Advance for shares purchase	$780	$780
Other current assets	1,332
Total	$2,112	$780